SHAREHOLDERS' EQUITY - Schedule of Restricted Stock Unit Activity (Details) - $ / shares		12 Months Ended
	Dec. 29, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Granted	157,119
Restricted Stock Units (RSUs)
Number of shares
Unvested as of December 31, 2020		3,211,421
Granted		1,939,025
Vested		(1,463,226)
Forfeited		(343,516)
Unvested as of December 31, 2021		3,343,704	3,211,421
Weighted average grant date fair value per share
Unvested as of December 31, 2020		$ 105.77
Granted		136.21	$ 87.96	$ 84.87
Vested		120.23
Forfeited		110.67
Unvested as of December 31, 2021		$ 116.59	$ 105.77